Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases buildings in the PRC and India under non-cancelable operating leases expiring on different dates. For the six months ended June 30, 2017 and June 30, 2018, total rental expenses for all operating leases amounted to US$709 and US$812, respectively.

As of June 30, 2018, the Group has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office buildings consisting of the following:

US$

2019	496
2020	1,191
2021	788
2022	514
2022 and thereafter	414

3,403

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases.

Income Taxes

As of June 30, 2018, the Group recognized an accrual of US$2,780 for unrecognized tax benefits and its interest (Note 13). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of June 30, 2018, the Group classified the accrual for unrecognized tax benefits as a non-current liability.

Arbitration with Samsung Electronics Co., Ltd. (“Samsung”)

The Company is currently in arbitration with Samsung to resolve a dispute regarding royalties payable to the Company under a software license agreement the Company had with Samsung. Samsung alleges that, for the period starting the fourth quarter of 2010 through mid of 2012, the Company was overpaid royalties in the amount of approximately US$1.67 million due to a clerical error in their accounting department that enabled the Company to receive royalties on sales of Samsung handsets that did not contain the Company’s software. Samsung is seeking repayment of the US$1.67 million plus accrued interest of 12% per annum and as well as reimbursements of reasonable fees including attorney fees and arbitration costs. After arbitration hearings that were held in May 2018, the parties are awaiting a ruling from the arbitrator on Samsung’s claim and the result is unpredictable. As of June 30, 2018, neither the Company or management nor the legal counsel can reasonably estimate the result and potential financial impact of this pending claim.

22.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases buildings in the PRC and India under non-cancelable operating leases expiring on different dates. For the years ended December 31, 2015, 2016 and 2017, total rental expenses for all operating leases amounted to US$1,368, US$1,340 and US$1,418, respectively.

As of December 31, 2017, the Group has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office buildings consisting of the following:

US$

2018	1,138
2019	721
2020	654
2021	1,171
2022 and thereafter	-

3,684

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases.

Income Taxes

As of December 31, 2017, the Group recognized an accrual of US$2,121 for unrecognized tax benefits and its interest (Note 16). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2017, the Group classified the accrual for unrecognized tax benefits as a non-current liability.